Accrued Expenses and Other Current Liabilities (Details) - Schedule of accrued expenses and other current liabilities - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Schedule of accrued expenses and other current liabilities [Abstract]
Deferred government subsidies	$ 1,004,367	$ 999,685
Current portion of long-term payable	41,307	165,144
Notes payable		150,973
Tax payable	39,142	250,718
Wages Payable	103,071	91,409
Interest payable	149,625	281,165
Other payables and accruals	193,657	11,028
Total	$ 1,531,169	$ 1,950,122